Note 3 - Inventory	12 Months Ended
Mar. 31, 2013
Inventory Disclosure [Text Block]
Inventory Disclosure [Text Block]
3.	INVENTORY

The components of inventories as of March 31, 2012 and 2013 are as follows:

	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Network equipment purchased for resale	¥287,786	¥350,976	$3,727
Work in process	¥464,289	¥950,708	$10,097

Total inventories	¥752,075	¥1,301,684	$13,824